Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

February 20, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Variable Products Trust (on behalf of ING VP MidCap Opportunities Portfolio)

File No. 333-148627

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Pre-Effective Amendment No. 1 (the “Amendment”) to the above - referenced registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Products Trust (“Registrant”).  This Amendment is being filed in connection with a reorganization in which ING VP MidCap Opportunities Portfolio, a series of the Registrant, will acquire all of the assets of ING Mid Cap Growth Portfolio, a series of ING Investors Trust, in exchange for shares of ING VP MidCap Opportunities Portfolio and the assumption by ING VP MidCap Opportunities Portfolio of the known liabilities of ING Mid Cap Growth Portfolio and the approval of a related subadvisory agreement.

As per the Staff’s request, please see attached the Tandy Letter.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 202.261.3484, or Jeffrey S. Puretz at 202.261.3358.

Sincerely,

/s/ Jutta M. Frankfurter

Jutta M. Frankfurter

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